Nature of operations and reorganizations - Summary of major subsidiaries, VIE and VIE's subsidiaries (Details)	Dec. 31, 2025
Beijing Yueke Technology Co., Ltd.
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Shanghai Wuke Information Technology Co., Ltd. ("Shanghai Wuke")
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Pillbox38 (UK) Limited
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	66.90%
Mons Co., Ltd
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Supersmooth Alpha HK Limited
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Beijing Wuxin Technology Co., Ltd.
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Shenzhen Wuxin Technology Co., Ltd.
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%
Ningbo Wuxin Information Technology Co., Ltd. ("Ningbo Wuxin")
Nature of operations and reorganizations
Percentage of direct or indirect economic ownership (as a percent)	100.00%